Others, net (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Others, net
Government financial incentives		37,707,497	39,993,581	41,019,039
Exchange (loss) / gain	1,103,068	6,677,643	3,334,352	(7,994,077)
Expired game prepaid cards		1,555,307	4,428,309	10,647,183
PRC IIT refund		1,873,323	6,373,716	3,542,642
Rental income		13,744,791	5,230,480	2,419,411
Platform services commissions		21,467,065
Others		654,708	915,622	(4,134,774)
Total	$ 13,823,006	83,680,334	60,276,060	45,499,424